Related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Contract sum	$ 823,793		$ 823,793
Research and development		$ 214,396	609,397
Outstanding contract sum			$ 214,396
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Seedling analysis		Seedling analysis
Contract sum	$ 109,060		$ 109,060
Research and development		43,624	$ 65,436
Research And Development percentage			70.00%
Outstanding contract sum			$ 43,624
Zhong Yuan Nervonic Acid Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Nervonic acid analysis		Nervonic acid
Contract sum	$ 155,800		$ 155,800
Research and development		38,950	$ 116,850
Research And Development percentage			75.00%
Outstanding contract sum			$ 38,950
Zhong Yuan Nervonic Acid Biotechnology Co Ltd One [Member]
Related Party Transaction [Line Items]
Research and development description	Nervonic acid analysis		Nervonic acid
Contract sum	$ 67,306		$ 67,306
Research and development			$ 67,306
Research And Development percentage			100.00%
Outstanding contract sum			$ 0
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Chemical elements, lignin, cellulose testing		Chemical elements, lignin, cellulose
Contract sum	$ 94,337		$ 94,337
Research and development		18,867	$ 75,470
Research And Development percentage			80.00%
Outstanding contract sum			$ 18,867
Ai Rui Tai Ke Fertilizer Co Ltd One [Member]
Related Party Transaction [Line Items]
Research and development description	Chemical elements, lignin, cellulose testing		Chemical elements, lignin, cellulose
Contract sum	$ 124,640		$ 124,640
Research and development		31,160	$ 93,480
Research And Development percentage			75.00%
Outstanding contract sum			$ 31,160
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd [Member]
Related Party Transaction [Line Items]
Research and development description	Metabolomics testing and analysis		Metabolomics testing and analysis
Contract sum	$ 272,650		$ 272,650
Research and development		$ 81,795	$ 190,855
Research And Development percentage			70.00%
Outstanding contract sum			$ 81,795